Credit Quality of Financing Receivables and the Allowance for Credit Losses - Additional Information (Detail) ¥ in Millions	Sep. 30, 2017 JPY (¥) Property	Mar. 31, 2017 JPY (¥) Property
Financing Receivable, Recorded Investment [Line Items]
Number of foreclosed residential real estate properties | Property	0	0
Residential mortgage loans in process of foreclosure | ¥	¥ 422	¥ 324